Patents - Estimated Future Amortization Expense of Patents (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Finite Lived Intangible Assets Net [Abstract]
2015	$ 31,290
2016	24,124
2017	13,516
2018	10,649
2019	9,582
Estimated future amortization expense of patents	$ 89,161